Intangible Assets, Net - Summary of Amortization Expenses of Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2025	¥ 473
2026	226
2027	24
Intangible assets, net	¥ 723	$ 99	¥ 975